Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid expenses
Schedule of prepaid expenses

	2025	2024
	US$(000)	US$(000)

Leases paid in advance (b)	24,312	24,996
Prepaid insurance	10,210	13,760
Deferred costs of works for taxes	3,775	1,839
Other prepaid expenses	23	141
	38,320	40,736

Classification by maturity:
Current portion	17,944	19,474
Non-current portion	20,376	21,262
	38,320	40,736
(b)

Corresponds mainly to payments made in advance to Huanza a Orygen (before Enel) for an original amount of US$31,007,190 corresponding to the right to use the capacity of its hydraulic facilities. This prepayment is being charged to results during the life of the underlying assets (35 years) since January 2015.